Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill [abstract]
Schedule of carrying amount of goodwill
	31/12/2017	31/12/2018
	US$’000	US$’000

Reebonz Korea	834	834
Invitree	670	670
Translation difference	64	38
	1,568	1,542

Schedule of cash flow projections from financial budgets

	31/12/2017			31/12/2018
	Revenue CAGR*	Terminal Growth rates	Pre-tax discount rates	Revenue CAGR*	Terminal Growth rates	Pre-tax discount rates
	%	%	%	%	%	%

Reebonz Korea	15.6	3.0	17.8	16.7	3.0	16.5
Invitree	15.6	3.0	17.3	12.3	3.0	15.9

*	Revenue CAGR relates to the revenue compounded annual growth rate for the five-year cash flow projection period.

Schedule of consolidated financial statements of the Group

Name of significant subsidiaries	Principal activity	Principal place of business/ Country of incorporation	Percentage of ownership interest
			31/12/2017	31/12/2018
			%	%
Held by the Company
Reebonz Limited	Import, export, wholesale and retail of luxury products	Singapore	100	100

Draper Oakwood Technology Acquisition, Inc. (“DOTA”)	Special purpose acquisition	United States of America	–	100

Held by Reebonz Limited
Reebonz Pty. Ltd. (“Reebonz Australia”)	Provide marketing support and sale of luxury products	Australia	100	100

Reebonz Korea Co., Ltd. (“Reebonz Korea”)*	Import, export, wholesale, retail and rental of luxury products	Korea	49.2	58.4

Held by Reebonz Korea
Invitree Co., Ltd. (“Invitree”)	Sale of luxury products	Korea	90	90

*	The Company is entitled to appoint and has the majority of directors who direct key activities of the entity. The Company concluded that it has control over Reebonz Korea as it has power to direct the relevant activities of Reebonz Korea and is exposed to the variable. During the year, the Group increased its shareholding in Reebonz Korea from 49.2% to 58.4%. Refer to Note 30 for further details.